Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Long-term debt consists of the following obligations as of:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Senior credit facility – revolver	$11,758	$7,000
Senior credit facility – term loan payable in quarterly installments of principal, plus interest through 2021	23,250	1,500
Subordinated debt	13,084	22,209
State of Ohio loan-payable in monthly installments of principal, plus interest at 3% through 2017	52	110
Capital leases – collateralized by vehicles, payable in monthly installments of principal, plus interest ranging from 4.9% to 5.3% through 2020	3,312	2,836
Total debt	51,456	33,655
Less – Current portion	(4,378)	(2,698)
Less – Debt issuance costs	(678)	—
Long-term debt	$46,400	$30,957

Long-term debt consists of the following obligations at December 31:

	2015	2014
Senior credit facility – revolver	$7,000	$4,500
Senior credit facility – term loan – payable in quarterly installments of principal plus interest, through 2016	1,500	3,500
Subordinated debt	22,209	19,507
State of Ohio loan – payable in monthly installments of principal plus interest, 3% rate, through 2017	110	184
Capital leases – collateralized by vehicles, payable in monthly installments of principal plus interest ranging from 4.9% to 5.3% through 2020	2,836	2,379
	33,655	30,070
Less current portion	(2,698)	(3,021)
Long-term debt	$30,957	$27,049

Schedule of Maturities of Long-term Debt [Table Text Block]
The scheduled contractual repayment on long-term debt and capital leases is as follows for the years ending December 31:

Successor
(in thousands)	September 30, 2016
2016	$1,142
2017	4,269
2018	4,174
2019	4,235
2020	3,794
2021 and thereafter	33,842
Total	$51,456

Approximate maturities on long-term debt and capital leases are as follows:
Amount
Year ending December 31:
2016	$2,698
2017	926
2018	29,737
2019	290
2020	4
$33,655

Senior Leverage ratio covenant [Table Text Block]
The following is a summary of the additional margin:

Level	Additional Margin for Base Rate loans	Additional Margin for Libor Rate loans	Commitment Fee
I	3.00%	4.00%	.50%
II	2.75%	3.75%	.50%
III	2.50%	3.50%	.50%
IV	2.25%	3.25%	.50%